Revenues - Schedule of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 471,614	$ 72,278	¥ 906,458	¥ 714,141
Targeted Marketing
Disaggregation Of Revenue [Line Items]
Total revenues	213,662	32,745	696,190	572,796
Developer Services
Disaggregation Of Revenue [Line Items]
Total revenues	173,457	26,583	93,553	60,106
Vertical Applications
Disaggregation Of Revenue [Line Items]
Total revenues	84,495	12,950	116,715	81,239
Total SAAS Businesses
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 257,952	$ 39,533	¥ 210,268	¥ 141,345